Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2017 MMcf MBbls	Dec. 31, 2016 MMcf MBbls
Oil [Member]
Reserve Quantities [Line Items]
Reserves, beginning balance | MBbls	25,191	23,727
Revisions of previous estimates | MBbls	2,451	2,472
Enhanced oil recovery | MBbls	0	0
Purchases | MBbls	0	0
Production | MBbls	(1,146)	(1,008)
Sales in place | MBbls	0	0
Reserves, ending balance | MBbls	26,496	25,191
Natural Gas [Member]
Reserve Quantities [Line Items]
Reserves, beginning balance | MMcf	10,521	50,103
Revisions of previous estimates | MMcf	17,011	(36,543)
Enhanced oil recovery | MMcf	0	0
Purchases | MMcf	0	0
Production | MMcf	(2,661)	(3,039)
Sales in place | MMcf	0	0
Reserves, ending balance | MMcf	9,354	10,521
Peru (member) | Oil [Member]
Reserve Quantities [Line Items]
Reserves, beginning balance | MBbls	25,191	23,727
Revisions of previous estimates | MBbls	2,451	2,472
Enhanced oil recovery | MBbls	0	0
Purchases | MBbls	0	0
Production | MBbls	(1,146)	(1,008)
Sales in place | MBbls	0	0
Reserves, ending balance | MBbls	26,496	25,191
Peru (member) | Natural Gas [Member]
Reserve Quantities [Line Items]
Reserves, beginning balance | MMcf	10,521	50,103
Revisions of previous estimates | MMcf	17,011	(36,543)
Enhanced oil recovery | MMcf	0	0
Purchases | MMcf	0	0
Production | MMcf	(2,661)	(3,039)
Sales in place | MMcf	0	0
Reserves, ending balance | MMcf	9,354	10,521